15. Trade Payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade Payables Tables
Trade payables
	2017	2016

Domestic suppliers	1,973,668	1,620,388
Foreign suppliers	181,830	89,265

	2,155,498	1,709,653